Commitments, Guarantees and Pledged Assets - Summary of Contract Amounts of Credit-Related Arrangements (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 455,240	$ 421,510
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	54,899	53,008
Unutilized credit commitments [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	358,916	336,261
Backstop liquidity facilities [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	19,314	12,855
Standby and performance letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	20,204	18,459
Documentary and commercial letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	203	209
Other commitments to extend credit [Member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 1,704	$ 718